Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 AUD ($) claim	Mar. 31, 2023 AUD ($) claim	Mar. 31, 2022 AUD ($) claim	Mar. 31, 2021 AUD ($) claim	Mar. 31, 2020 AUD ($) claim	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Loss Contingency, Pending Claims, Number [Roll Forward]
Number of open claims at beginning of period	359	365	360	393	332
Number of new claims, direct claims	410	403	411	392	449
Number of new claims, cross claims	154	152	144	153	208
Number of closed claims	544	561	550	578	596
Number of open claims at end of period	379	359	365	360	393
Average settlement amount per settled claim	$ 289	$ 303	$ 314	$ 248	$ 277	$ 190	$ 208	$ 232	$ 178	$ 189
Average settlement amount per case closed	$ 262	$ 271	$ 282	$ 225	$ 245	$ 172	$ 186	$ 208	$ 162	$ 167